SEGMENTED INFORMATION - Schedule of Consolidated Property, Plant and Equipment and Equity-accounted Investments Split by Geographical Region (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	$ 74,543	$ 76,215
United States
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	30,427	37,931
Colombia
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	15,375	12,431
Canada
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	7,974	7,116
Brazil
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	4,648	4,319
Europe
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	6,032	5,976
Asia-Pacific
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	8,954	7,550
Other
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	$ 1,133	$ 892